Financial Instruments Risks - Summary of Credit Risk Exposure of Loans and Advances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 213,378,338	$ 173,409,861
Total loan commitments and financial guarantees	213,378,338	173,409,861
Maximum exposure to credit risk	1,903,342,526	1,892,223,634
Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	39,880,930	32,989,030
Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,963,751	15,204,636
Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	17,460,813
Exposure to credit risk on loan commitments and financial guarantee contracts		10,551,603
Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,682,576	4,165,682
Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,773,790	3,067,109
Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	173,497,408	140,420,831
Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,790,301	13,781,897
Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	162,959,370	125,774,817
Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	677,186	802,068
Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	70,551	62,049
Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	893,852,150	1,116,858,224
Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	390,097,138	345,853,117
Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	168,544,650	149,451,501
Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	113,352,612	111,945,948
Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	60,557	2,703
Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	49,397,216	44,436,903
Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	58,742,103	40,016,062
Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	406,663,113	459,114,122
Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,077,336	1,219,920
Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	264,209,007	294,222,503
Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	70,941,377	78,598,056
Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	27,158,478	34,642,733
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	42,381,694	49,793,250
Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	863,298	625,315
Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	31,923	12,345
Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	44,527,097	43,956,008
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	617,275,646	325,381,377
Total financial assets risk	1,689,964,188	1,718,813,773
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	617,275,646
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	178,836,392	276,574,172
Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,564,802	267,934,977
Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,564,802	267,934,977
Stage 1
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	194,902,377	160,736,610
Total loan commitments and financial guarantees	194,902,377	160,736,610
Maximum exposure to credit risk	1,619,541,797	1,616,639,454
Stage 1 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35,314,905	28,361,124
Stage 1 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,225,728	13,010,025
Stage 1 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	16,646,205
Exposure to credit risk on loan commitments and financial guarantee contracts		9,435,127
Stage 1 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,937,612	3,294,538
Stage 1 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,505,360	2,621,434
Stage 1 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	159,587,472	132,375,486
Stage 1 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,371,002	13,379,892
Stage 1 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	149,659,487	118,383,977
Stage 1 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	490,752	550,949
Stage 1 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	66,231	60,668
Stage 1 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	771,059,294	966,901,255
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	370,966,529	308,661,046
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	157,101,387	129,739,961
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	107,308,134	96,263,799
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,803	1,938
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	47,812,102	42,639,286
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	58,742,103	40,016,062
Stage 1 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	347,527,963	390,305,232
Stage 1 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	589,908	802,622
Stage 1 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	227,101,438	259,546,715
Stage 1 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	62,527,232	61,477,071
Stage 1 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	25,608,568	33,086,389
Stage 1 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	30,819,975	34,783,933
Stage 1 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	848,954	597,280
Stage 1 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	31,888	11,222
Stage 1 | Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	474,743,734	212,427,417
Total financial assets risk	1,424,639,420	1,455,902,844
Stage 1 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	474,743,734
Stage 1 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	178,836,392	276,574,172
Stage 1 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,564,802	267,934,977
Stage 1 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,564,802	267,934,977
Stage 2
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	18,408,859	12,597,776
Total loan commitments and financial guarantees	18,408,859	12,597,776
Maximum exposure to credit risk	271,152,835	256,768,181
Stage 2 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,554,978	4,610,616
Stage 2 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,734,023	2,184,410
Stage 2 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	814,608
Exposure to credit risk on loan commitments and financial guarantee contracts		1,116,476
Stage 2 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	744,964	871,144
Stage 2 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	261,383	438,586
Stage 2 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,853,881	7,987,160
Stage 2 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	417,935	401,687
Stage 2 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,259,575	7,333,974
Stage 2 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	172,051	250,118
Stage 2 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	35
Exposure to credit risk on loan commitments and financial guarantee contracts	4,320	1,381
Stage 2 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	110,212,064	131,216,445
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	17,078,867	30,406,084
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	9,820,911	16,530,105
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,044,465	12,311,878
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	57,175	97
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,156,316	1,564,004
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 2 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	48,606,100	56,854,353
Stage 2 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	317,253	229,340
Stage 2 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	32,947,827	30,109,986
Stage 2 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,400,529	11,810,633
Stage 2 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	738,283	696,214
Stage 2 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	10,188,965	14,007,771
Stage 2 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	13,208	409
Stage 2 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 2 | Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	44,527,097	43,956,008
Stage 2 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	142,531,912	112,953,960
Total financial assets risk	252,743,976	244,170,405
Stage 2 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	142,531,912
Stage 2 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 2 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 2 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	67,102	75,475
Total loan commitments and financial guarantees	67,102	75,475
Maximum exposure to credit risk	12,647,894	18,815,999
Stage 3 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,047	17,290
Stage 3 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,000	10,201
Stage 3 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,047	7,089
Stage 3 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	56,055	58,185
Stage 3 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,364	318
Stage 3 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	40,308	56,866
Stage 3 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,383	1,001
Stage 3 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	12,580,792	18,740,524
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,051,742	6,785,987
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,622,352	3,181,435
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	13	3,370,271
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	579	668
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	428,798	233,613
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 3 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	10,529,050	11,954,537
Stage 3 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	170,175	187,958
Stage 3 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,159,742	4,565,802
Stage 3 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,013,616	5,310,352
Stage 3 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	811,627	860,130
Stage 3 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,372,754	1,001,546
Stage 3 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,136	27,626
Stage 3 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	0	1,123
Stage 3 | Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 3 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Total financial assets risk	$ 12,580,792	18,740,524
Stage 3 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		$ 0